Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

11.	SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations from June 30, 2019 to the date of when the financial statements were issued and has determined that the Company does not have any material subsequent events to disclose in these financial statements.

11.	SUBSEQUENT EVENTS

In March 2019, the Company terminated the lease for the office in Shenzhen, PRC three months early of the one year term, which caused the forfeiture of the security deposit amounting to $27,260 and the impairment loss of leasehold improvements and equipment amounting to $55,919.

In accordance with ASC 855-10, the Company has analyzed its operations from December 31, 2018 to the date of when the financial statements were issued and has determined that except the above, and the redomiciling and share exchange transaction described at Note 1, the Company does not have any material subsequent events to disclose in these financial statements.